Earnings per Share (Details) kr in Thousands	12 Months Ended
	Dec. 31, 2020 SEK (kr) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 SEK (kr) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 SEK (kr) shares	Dec. 31, 2018 $ / shares
Loss per share before and after dilution
Net loss for the year attributable to equity holders of the Parent Company | kr	kr (433,494)		kr (32,578)		kr (132,049)
Weighted-average number of common shares outstanding	44,873,448		36,940,587		25,948,037
Loss per share before and after dilution | $ / shares		$ (9.66)		$ (0.88)		$ (5.09)
Warrants and options
Loss per share before and after dilution
Number of potential dilutive instruments	2,368,086		2,368,086		2,368,086
Share Awards
Loss per share before and after dilution
Number of potential dilutive instruments	82,770